SCHEDULE OF INVESTMENTS
High Income (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Apparel Retail – 0.1%
True Religion Apparel, Inc.(A)(B)(C)	—	*	$298

Casinos & Gaming – 2.1%
New Cotai Participation Corp., Class B(A)(C)(D)	3,073		11,307
Studio City International Holdings Ltd. ADR(A)	343		4,529
Studio City International Holdings Ltd. ADR(A)(D)	141		1,866

			17,702

Education Services – 0.7%
Laureate Education, Inc., Class A(A)	443		6,016

Total Consumer Discretionary - 2.9%			24,016

Consumer Staples
Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(C)(D)	12		—	*

Food Distributors – 0.0%
ASG Warrant Corp.(A)(B)(C)(D)	1		—

Total Consumer Staples - 0.0%			—	*

Energy

Coal & Consumable Fuels – 0.3%
Foresight Energy L.P.(A)(C)(D)	186		2,827
Westmoreland Coal Co.(A)(B)	29		100

			2,927

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc(A)(B)(C)	27		1,752
Vantage Drilling Co., Units(A)	—	*	1

			1,753

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC(A)(B)(C)(D)(E)	1		40
McDermott International, Inc.(A)	619		495

			535

Oil & Gas Exploration & Production – 0.3%
Bellatrix Exploration Ltd.(A)(B)(C)(F)	436		—	*
California Resources Corp.(A)	37		893
EP Energy Corp.(A)(B)(D)	21		1,573
Sabine Oil & Gas Corp.(A)(B)(D)	—	*	1

			2,467

Total Energy - 0.8%			7,682

Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(B)(C)(D)	1,605		—	*

Total Industrials - 0.0%			—	*

TOTAL COMMON STOCKS – 3.7%			31,698

(Cost: $57,967)

Registered Investment Companies – 3.8%
Invesco Senior Loan ETF	424		9,387
iShares iBoxx $ High Yield Corporate Bond ETF(G)	290		25,282

			34,669

TOTAL INVESTMENT FUNDS – 3.8%			$34,669

(Cost: $33,375)

PREFERRED STOCKS

Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)	—	*	119

Total Consumer Discretionary - 0.0%			119

Energy
Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500%(D)	8		7,973

Total Energy – 0.9%			7,973

TOTAL PREFERRED STOCKS – 0.9%			$8,092

(Cost: $8,808)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 10-27-24(H)	8		35

TOTAL WARRANTS – 0.0%			$35

(Cost: $674)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Advertising – 0.7%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(I)	$5,840		6,074

Broadcasting – 1.1%
Clear Channel International B.V., 6.625%, 8-1-25(I)	572		598
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8-15-27(I)	5,508		5,539
7.750%, 4-15-28(I)	2,016		1,994

Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24	2,013	2,094

		10,225

Cable & Satellite – 5.9%
Altice France Holding S.A.:
10.500%, 5-15-27(I)	12,589	14,159
6.000%, 2-15-28(G)(I)	10,750	10,592
Altice France S.A., 8.125%, 2-1-27(I)	7,213	7,906
CSC Holdings LLC, 5.750%, 1-15-30(I)	1,372	1,445
DISH DBS Corp.:
5.875%, 11-15-24	1,610	1,684
7.750%, 7-1-26	2,821	3,114
7.375%, 7-1-28	741	777
LCPR Senior Secured Financing Designated Activity Co., 5.125%, 7-15-29(I)	913	929
Ligado Networks LLC (15.500% Cash or 15.500% PIK), 15.500%, 11-1-23(I)(J)	6,511	6,513
Ligado Networks LLC (17.500% Cash or 17.500% PIK), 17.500%, 5-1-24(I)(J)	466	377
VTR Comunicaciones S.p.A., 4.375%, 4-15-29(I)	3,166	3,179
VTR Finance B.V., 6.375%, 7-15-28(I)	2,826	3,052

		53,766

Integrated Telecommunication Services – 5.8%
Cablevision Lightpath LLC, 5.625%, 9-15-28(I)	1,225	1,243
Consolidated Communications, Inc.:
5.000%, 10-1-28(I)	1,116	1,125
6.500%, 10-1-28(I)	2,423	2,617
Frontier Communications Corp.:
6.875%, 1-15-25(F)	6,315	4,089
11.000%, 9-15-25(F)	8,236	5,631
5.875%, 10-15-27(I)	3,860	4,092
6.750%, 5-1-29(I)	1,507	1,589
Northwest Fiber LLC, 10.750%, 6-1-28(I)	1,310	1,480
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc., 6.000%, 2-15-28(I)	1,682	1,678
West Corp., 8.500%, 10-15-25(I)	19,462	19,730
Windstream Escrow LLC, 7.750%, 8-15-28(I)	9,205	9,375

		52,649

Interactive Media & Services – 0.3%
Cars.com, Inc., 6.375%, 11-1-28(I)	2,355	2,455

Publishing – 0.4%
MDC Partners, Inc., 7.500%, 5-1-24(I)(K)	4,106	4,168

Wireless Telecommunication Service – 3.5%
Digicel Group Ltd., 8.750%, 5-25-24(I)	1,651	1,702
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(I)(J)	1,261	1,041
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(I)(J)	543	396
Digicel International Finance Ltd.:
8.750%, 5-25-24(I)	11,226	11,577
8.000%, 12-31-26(I)	1,474	1,422
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(I)(J)	716	720
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(J)	7,152	6,959
Digicel Ltd., 6.750%, 3-1-23(I)	8,194	7,498

		31,315

Total Communication Services - 17.7%		160,613

Consumer Discretionary

Apparel Retail – 0.6%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.), 8.750%, 7-15-25(I)	2,594	2,866
L Brands, Inc.:
9.375%, 7-1-25(I)	673	838
6.625%, 10-1-30(I)	1,541	1,759

		5,463

Auto Parts & Equipment – 0.0%
Tenneco, Inc., 7.875%, 1-15-29(I)	157	176

Automotive Retail – 1.1%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	2,532	2,590
4.750%, 3-1-30	4,451	4,598
Ken Garff Automotive LLC, 4.875%, 9-15-28(I)	770	769
Lithia Motors, Inc., 4.375%, 1-15-31(I)	1,236	1,283
Sonic Automotive, Inc., 6.125%, 3-15-27	1,198	1,246

		10,486

Casinos & Gaming – 2.6%
Boyd Gaming Corp., 4.750%, 12-1-27	2,089	2,129
Colt Merger Sub, Inc.:
6.250%, 7-1-25(I)	2,963	3,158
8.125%, 7-1-27(I)	4,631	5,107
Everi Payments, Inc., 7.500%, 12-15-25(I)	3,511	3,653

Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(I)	115	110
Golden Nugget, Inc., 6.750%, 10-15-24(I)	7,326	7,408
Wynn Macau Ltd.:
4.875%, 10-1-24(I)	111	112
5.500%, 10-1-27(I)	2,301	2,402

		24,079

Department Stores – 0.6%
NMG Holding Co. and Nieman Marcus Group LLC, 7.125%, 4-1-26(I)	829	845
Nordstrom, Inc.:
4.375%, 4-1-30(G)	2,223	2,276
5.000%, 1-15-44	2,125	2,064

		5,185

Education Services – 1.0%
Adtalem Global Education, Inc., 5.500%, 3-1-28(I)	9,502	9,381

Hotels, Resorts & Cruise Lines – 1.8%
Boyne USA, Inc., 7.250%, 5-1-25(I)	931	968
Carnival Corp.:
11.500%, 4-1-23(I)	1,783	2,044
10.500%, 2-1-26(I)	339	399
7.625%, 3-1-26(I)	788	846
9.875%, 8-1-27(I)	1,525	1,795
NCL Corp. Ltd.:
12.250%, 5-15-24(I)	2,920	3,537
10.250%, 2-1-26(I)	1,805	2,118
5.875%, 3-15-26(I)	784	792
POWDR Corp., 6.000%, 8-1-25(I)	756	797
Royal Caribbean Cruises Ltd., 5.500%, 4-1-28(I)	3,131	3,147

		16,443

Internet & Direct Marketing Retail – 1.0%
Arches Buyer, Inc.:
4.250%, 6-1-28(I)	4,719	4,711
6.125%, 12-1-28(I)	4,179	4,304

		9,015

Leisure Facilities – 0.8%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC:
5.375%, 4-15-27	2,451	2,512
6.500%, 10-1-28(I)	1,235	1,328
Legends Hospitality Holding Co. LLC, 5.000%, 2-1-26(I)	473	481
Live Nation Entertainment, Inc., 4.750%, 10-15-27(G)(I)	2,679	2,699
Six Flags Theme Parks, Inc., 7.000%, 7-1-25(I)	297	321

		7,341

Specialized Consumer Services – 0.5%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(I)	2,311	2,430
5.875%, 10-1-30(I)	1,926	2,087

		4,517

Specialty Stores – 5.6%
Academy Ltd., 6.000%, 11-15-27(I)	3,902	4,107

Bed Bath & Beyond, Inc., 5.165%, 8-1-44	1,584	1,443
Michaels Stores, Inc.:
8.000%, 7-15-27(I)	1,972	2,179
4.750%, 10-1-27(I)	771	839
Party City Holdings, Inc., 8.750%, 2-15-26(I)	3,701	3,812
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(I)(J)	216	211
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps), 5.750%, 7-15-25(I)(L)	389	357
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28(I)	3,959	4,049
7.750%, 2-15-29(I)	3,367	3,645
Staples, Inc.:
7.500%, 4-15-26(I)	19,824	20,909
10.750%, 4-15-27(I)	8,805	8,695

		50,246

Total Consumer Discretionary - 15.6%		142,332

Consumer Staples

Packaged Foods & Meats – 1.2%
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(I)	3,115	3,411
Pilgrim’s Pride Corp., 4.250%, 4-15-31(I)	4,705	4,687
Post Holdings, Inc., 4.500%, 9-15-31(I)	1,599	1,582
Simmons Foods, Inc., 4.625%, 3-1-29(I)	1,590	1,604

		11,284

Total Consumer Staples - 1.2%		11,284

Energy

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc, 9.875%, 12-1-25	1,339	1,474
Offshore Drilling Holding S.A., 8.375%, 9-20-20(F)(I)(K)	8,682	781

		2,255

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(I)	1,917	575

Oil & Gas Exploration & Production – 3.4%
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26(I)	1,898	1,897
8.250%, 12-31-28(I)	157	163
Bellatrix Exploration Ltd., 8.500%, 9-11-23(F)	1,022	—	*
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(F)(J)	1,113	—	*
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26(I)	1,583	1,648
5.875%, 2-1-29(I)	1,187	1,258

Continental Resources, Inc., 5.750%, 1-15-31(I)	1,574	1,778
Crownrock L.P., 5.625%, 10-15-25(I)	8,707	8,883
Endeavor Energy Resources L.P., 5.500%, 1-30-26(I)	2,453	2,546
Endeavor Energy Resources L.P. and EER Finance, Inc., 6.625%, 7-15-25(I)	1,803	1,927
Laredo Petroleum, Inc.:
9.500%, 1-15-25	4,262	4,103
10.125%, 1-15-28(G)	2,841	2,723
Murphy Oil Corp., 6.375%, 7-15-28	635	635
Range Resources Corp., 8.250%, 1-15-29(I)	158	169
Vine Energy Holdings LLC, 6.750%, 4-15-29	3,129	3,129

		30,859

Oil & Gas Refining & Marketing – 2.6%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	1,081	919
9.000%, 4-1-25(I)	317	321
Comstock Escrow Corp., 9.750%, 8-15-26	11,276	12,263
Comstock Resources, Inc., 6.750%, 3-1-29(I)	2,389	2,449
CVR Energy, Inc., 5.250%, 2-15-25(I)	1,512	1,477
PBF Holding Co. LLC, 9.250%, 5-15-25(I)	5,567	5,684

		23,113

Oil & Gas Storage & Transportation – 0.3%
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	791	796
6.000%, 2-1-29(I)	316	311
Rattler Midstream L.P., 5.625%, 7-15-25(I)	1,506	1,572

		2,679

Total Energy - 6.6%		59,481

Financials

Insurance Brokers – 2.9%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(I)	6,679	7,147
NFP Corp., 6.875%, 8-15-28(I)	18,109	18,788

		25,935

Investment Banking & Brokerage – 0.4%
INTL FCStone, Inc., 8.625%, 6-15-25(I)	3,787	4,000

Property & Casualty Insurance – 0.8%
Amwins Group, Inc., 7.750%, 7-1-26(I)	2,530	2,707
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(I)(J)	3,896	4,179

		6,886

Specialized Finance – 2.4%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(I)	5,496	6,045

Compass Group Diversified Holdings LLC:
8.000%, 5-1-26(I)	8,003	8,372
5.250%, 4-15-29(I)	6,378	6,687

		21,104

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(I)	5,937	5,923

Total Financials - 7.2%		63,848

Health Care

Health Care Facilities – 2.3%
Community Health Systems, Inc., 6.875%, 4-15-29(I)	671	702
Providence Service Corp. (The), 5.875%, 11-15-25(I)	2,329	2,451
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(I)	8,103	8,772
Surgery Center Holdings, Inc., 10.000%, 4-15-27(G)(I)	7,296	8,044

		19,969

Health Care Services – 0.5%
Heartland Dental LLC, 8.500%, 5-1-26(I)	4,714	4,891

Health Care Technology – 1.0%
Verscend Holding Corp., 9.750%, 8-15-26(I)	8,552	9,169

Pharmaceuticals – 1.5%
Advanz Pharma Corp., 8.000%, 9-6-24	430	441
Bausch Health Cos., Inc., 8.500%, 1-31-27(I)	5,239	5,812
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(I)	3,902	4,175
Par Pharmaceutical, Inc., 7.500%, 4-1-27(I)	2,871	3,045

		13,473

Total Health Care - 5.3%		47,502

Industrials

Aerospace & Defense – 4.2%
TransDigm UK Holdings plc, 6.875%, 5-15-26	2,821	2,969
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.375%, 6-15-26	2,490	2,574
7.500%, 3-15-27	2,673	2,847
5.500%, 11-15-27	6,936	7,180
4.625%, 1-15-29(I)	1,577	1,555
Wolverine Escrow LLC:
8.500%, 11-15-24(I)	8,660	8,638
9.000%, 11-15-26(I)	11,111	11,101
13.125%, 11-15-27(I)	847	728

		37,592

Building Products – 0.3%
CP Atlas Buyer, Inc., 7.000%, 12-1-28(I)	1,146	1,205

Park River Holdings, Inc., 5.625%, 2-1-29(I)	1,715	1,661

		2,866

Diversified Support Services – 0.9%
Ahern Rentals, Inc., 7.375%, 5-15-23(I)	3,901	3,511
Nesco Holdings II, Inc., 5.500%, 4-15-29(I)	4,657	4,777

		8,288

Security & Alarm Services – 0.5%
APX Group, Inc. (GTD by APX Group Holdings, Inc.), 7.625%, 9-1-23	2,172	2,243
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(I)	2,132	2,219

		4,462

Total Industrials - 5.9%		53,208

Information Technology

Application Software – 1.0%
J2 Global, Inc., 4.625%, 10-15-30(I)	926	935
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26(I)	2,411	2,411
7.000%, 12-31-27(I)	5,974	5,725

		9,071

Electronic Equipment & Instruments – 1.5%
NCR Corp.:
5.750%, 9-1-27(I)	755	799
5.000%, 10-1-28(I)	2,287	2,310
5.125%, 4-15-29(I)	8,600	8,664
6.125%, 9-1-29(I)	966	1,023
5.250%, 10-1-30(I)	762	772

		13,568

IT Consulting & Other Services – 0.1%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(I)	739	881
7.375%, 9-1-25(I)	306	334

		1,215

Technology Hardware, Storage & Peripherals – 0.3%
Brightstar Escrow Corp., 9.750%, 10-15-25(I)	2,136	2,318

Total Information Technology - 2.9%		26,172

Materials
Commodity Chemicals – 1.0%
LSF9 Atlantis Holdings LLC and Victra Finance Corp., 7.750%, 2-15-26(I)	3,963	4,056
NOVA Chemicals Corp.:
4.875%, 6-1-24(I)	2,943	3,075
5.250%, 6-1-27(I)	1,655	1,737

		8,868

Metal & Glass Containers – 0.2%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(I)(J)	2,110	2,215

Total Materials - 1.2%		11,083

TOTAL CORPORATE DEBT SECURITIES – 63.6%		$575,523

(Cost: $563,297)

LOANS(L)

Communication Services

Advertising – 0.6%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps), 5.469%, 10-28-27	5,392	5,378

Broadcasting – 0.7%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.712%, 8-21-26	6,515	6,249

Integrated Telecommunication Services – 2.0%
Consolidated Communications, Inc. (ICE LIBOR plus 475 bps), 5.750%, 10-2-27	2,203	2,201
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	14,729	14,242
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	1,278	1,277

		17,720

Wireless Telecommunication Service – 0.8%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.510%, 5-27-24	7,826	7,422

Total Communication Services - 4.1%		36,769

Consumer Discretionary

Automotive Retail – 0.1%
Midas Intermediate Holdco II LLC (ICE LIBOR plus 675 bps), 7.500%, 12-22-25	626	641

Casinos & Gaming – 0.1%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(J)	861	882

Internet & Direct Marketing Retail – 0.4%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps), 4.500%, 11-8-27	1,940	1,934
CNT Holdings I Corp. (ICE LIBOR plus 675 bps), 7.500%, 11-6-28(C)	2,060	2,081

		4,015

Leisure Facilities – 0.6%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.203%, 12-30-26	4,231	4,076
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(C)	938	941

		5,017

Restaurants – 0.1%
Zaxby’s Operating Co. L.P. (1-Month ICE LIBOR plus 650 bps), 7.250%, 12-28-28	1,335	1,348

Specialized Consumer Services – 0.1%
Asurion LLC (ICE LIBOR plus 525 bps), 5.359%, 2-3-28	963	980

Specialty Stores – 2.6%
Bass Pro Group LLC (ICE LIBOR plus 425 bps), 5.000%, 3-5-28	675	676
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.000%, 10-16-23	8,582	8,544
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.250%, 2-12-28	7,210	7,193
Staples, Inc. (ICE LIBOR plus 500 bps), 5.205%, 4-12-26	5,984	5,830
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps), 8.000%, 12-21-28	544	551
Woof Holdings LLC (ICE LIBOR plus 375 bps), 4.500%, 12-21-27	880	876

		23,670

Textiles – 0.5%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 4.359%, 6-15-25	4,165	4,143

Total Consumer Discretionary - 4.5%		40,696

Energy

Coal & Consumable Fuels – 0.4%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27	1,552	1,909
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22	265	261
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(J)	2,254	1,157

		3,327

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (9.000% Cash or 9.000% PIK), 9.000%, 8-9-21(E)(J)	778	331

McDermott Technology Americas, Inc. (1.115% Cash or 1.115% PIK), 1.115%, 6-30-25(J)	1,422	773

		1,104

Oil & Gas Exploration & Production – 0.1%
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps), 10.000%, 11-1-25	740	818

Oil & Gas Storage & Transportation – 0.5%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.260%, 3-1-26	5,970	4,333

Total Energy - 1.1%		9,582

Financials

Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc., 0.000%, 7-20-26(M)	829	827
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.860%, 7-20-26	5,658	5,646

		6,473

Insurance Brokers – 0.8%
Navacord Corp.:
0.000%, 3-16-28(C)(M)	CAD6,278	5,008
0.000%, 3-16-29(C)(M)	2,846	2,270

		7,278

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.609%, 2-28-25	$8,761	8,637

Specialized Finance – 0.5%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	5,986	4,943
Lealand Finance Co. B.V., 0.000%, 6-30-24(C)(M)	23	18
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.115%, 6-30-24(C)	72	57

		5,018

Total Financials - 2.9%		27,406

Health Care

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	3,245	3,210
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps), 9.000%, 8-31-24	335	341

		3,551

Health Care Services – 2.1%
Heartland Dental LLC, 0.000%, 4-30-25(M)	1,446	1,420
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.609%, 4-30-25	6,739	6,615

U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.125%, 6-26-26	10,802		10,731

			18,766

Pharmaceuticals – 0.2%
Concordia International Corp. (ICE LIBOR plus 550 bps), 6.500%, 9-6-24	1,422		1,420

Total Health Care - 2.6%			23,737

Industrials

Building Products – 0.6%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps), 4.250%, 11-23-27	4,451		4,418
Park River Holdings, Inc. (1-Month ICE LIBOR plus 325 bps), 4.000%, 12-28-27	1,033		1,026

			5,444

Construction & Engineering – 0.2%
WaterBridge Midstream Operating LLC, 0.000%, 6-21-26(M)	475		449
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	1,529		1,447

			1,896

Industrial Conglomerates – 1.7%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	15,484		15,471

Industrial Machinery – 1.1%
Form Technologies LLC:
0.000%, 1-28-22(M)	—	*	—	*
0.000%, 7-22-25(M)	5,207		5,175
Form Technologies LLC (ICE LIBOR plus 475 bps), 5.750%, 7-22-25	4,896		4,865

			10,040

Research & Consulting Services – 0.4%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps), 5.250%, 3-17-28(C)	3,151		3,124
Ankura Consulting Group LLC (ICE LIBOR plus 800 bps), 8.750%, 3-17-29(C)	419		419

			3,543

Total Industrials - 4.0%			36,394

Information Technology

Application Software – 0.5%
Applied Systems, Inc. (ICE LIBOR plus 550 bps), 6.250%, 9-19-25	4,224		4,245
Ultimate Software Group, Inc. (The) (ICE LIBOR plus 675 bps), 7.500%, 5-3-27	744		761

			5,006

Communications Equipment – 1.0%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.603%, 11-30-25	9,129		7,997

MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.853%, 11-30-26	2,920	1,426

		9,423

Data Processing & Outsourced Services – 1.9%
Cardtronics USA, Inc. (ICE LIBOR plus 400 bps), 5.000%, 6-29-27	2,369	2,363
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps), 7.750%, 12-2-28	3,112	3,178
CommerceHub, Inc. (ICE LIBOR plus 400 bps), 4.750%, 12-2-27	2,928	2,929
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	3,429	3,395
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	5,244	5,014

		16,879

Internet Services & Infrastructure – 0.5%
Informatica LLC, 7.125%, 2-25-25	4,147	4,232

IT Consulting & Other Services – 1.2%
Gainwell Acquisition Corp., 0.000%, 10-1-27(M)	2,692	2,679
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	4,986	4,961
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 12-1-27	748	744
Ivanti Software, Inc. (1-Month ICE LIBOR plus 475 bps), 5.750%, 12-1-27	1,870	1,875

		10,259

Total Information Technology - 5.1%		45,799

Materials

Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.109%, 5-31-25	5,936	5,926

Specialty Chemicals – 0.1%
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps), 4.500%, 12-29-27	790	789
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps), 8.001%, 12-29-28	504	509

		1,298

Total Materials - 0.8%		7,224

TOTAL LOANS – 25.1%		$227,607

(Cost: $230,645)

SHORT-TERM SECURITIES	Shares

Money Market Funds(O) - 7.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(N)	28,740	28,740
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	38,501	38,502

		67,242

TOTAL SHORT-TERM SECURITIES – 7.4%		$67,242

(Cost: $67,242)

TOTAL INVESTMENT SECURITIES – 104.5%		$944,866

(Cost: $962,008)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.5)%		(40,613)

NET ASSETS – 100.0%		$904,253

Notes to Schedule of Investments

*	Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) Listed on an exchange outside the United States.

(C) Securities whose value was determined using significant unobservable inputs.

(D) Restricted securities. At March 31, 2021, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Value
ASG Warrant Corp.	6-14-18	1		$72	$–	*
BIS Industries Ltd.	12-22-17	1,605		151	–	*
EP Energy Corp.	10-1-20	21		410	1,573
Foresight Energy L.P.	6-30-20 - 9-8-20	186		3,639	2,827
Larchmont Resources LLC	12-8-16	1		340	40
New Cotai Participation Corp., Class B	9-29-20	3,073		28,520	11,307
Pinnacle Agriculture Enterprises LLC	7-17-20	12		2,083	–	*
Sabine Oil & Gas Corp.	12-7-16	-	*	11	1
Studio City International Holdings Ltd. ADR	8-5-20	141		2,200	1,866
Targa Resources Corp., 9.500%	10-24-17	8		8,416	7,973

				$45,842	$25,587

The total value of these securities represented 2.8% of net assets at March 31, 2021.

(E)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.
(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(G)	All or a portion of securities with an aggregate value of $39,331 are on loan.
(H)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(I)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $488,535 or 54.0% of net assets.

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.
(L)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(N)	Investment made with cash collateral received from securities on loan.
(O)	Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$12,411	$—	$11,605
Consumer Staples	—	—	—	*
Energy	1,388	1,675	4,619
Industrials	—	—	—	*

Total Common Stocks	$13,799	$1,675	$16,224
Investment Funds	34,669	—	—
Preferred Stocks	—	8,092	—
Warrants	35	—	—
Corporate Debt Securities	—	575,523	—
Loans	—	213,689	13,918
Short-Term Securities	67,242	—	—

Total	$115,745	$798,979	$30,142

Forward Foreign Currency Contracts	$—	$54	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 1-1-21	$19,246	$17,036
Net realized gain (loss)	(88)	2
Net unrealized appreciation (depreciation)	(5,055)	2,268
Purchases	-	18,147
Sales	-	(21,025)
Amortization/Accretion of premium/discount	-	18
Transfers into Level 3 during the period	2,125	-
Transfers out of Level 3 during the period	(4)	(2,528)

Ending Balance 3-31-21	$16,224	$13,918

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-21	$(5,055)	$75

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$40	Third-party valuation service	Broker quote	N/A
	298	Market approach	Adjusted EBITDA multiple	8.23x
	1,752	Market approach	Broker quote	N/A
	2,827	Market approach	Illiquidity discount	30.00%
	11,307	Market approach	Market premium	20.00%
Loans	13,918	Third-party vendor pricing service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$962,008

Gross unrealized appreciation	35,456
Gross unrealized depreciation	(52,598)

Net unrealized depreciation	$(17,142)